Leases - Amounts recognized in profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses related to lease liabilities	$ 370.0	$ 206.0
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	27.3	101.6
Containers
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	$ 23.6	$ 34.3